Summary of significant accounting and reporting policies - Significant Equity Method Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
CIBC Mellon
Significant Accounting Policies [Line Items]
Ownership percentage (percent)	50.00%
Book value	$ 576
Wing Hang
Significant Accounting Policies [Line Items]
Ownership percentage (percent)	20.80%
Book value	535
Siguler Guff
Significant Accounting Policies [Line Items]
Ownership percentage (percent)	20.00%
Book value	278
ConvergEx
Significant Accounting Policies [Line Items]
Ownership percentage (percent)	33.90%
Book value	$ 133	[1]

[1]	In addition to the common ownership interest noted, BNY Mellon also holds an interest in ConvergEx nonvoting Series B preferred units. The book value at Dec. 31, 2013 is reflective of our combined common and preferred interests in ConvergEx.